Net Realised Gains on Financial Assets	12 Months Ended
Dec. 31, 2017
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Net Realised Gains on Financial Assets
22	NET REALISED GAINS ON FINANCIAL ASSETS

	For the year ended 31 December
	2017	2016	2015
	RMB million	RMB million	RMB million
Debt securities
Realised gains	(9)	189	(4)
Impairment	(114)	(143)	—
Subtotal	(123)	46	(4)
Equity securities
Realised gains	2,808	8,505	32,622
Impairment	(2,643)	(2,513)	(321)
Subtotal	165	5,992	32,301
Total	42	6,038	32,297

Net realised gains on financial assets are from available-for-sale securities.

During the year ended 31 December 2017, the Group recognised an impairment charge of RMB619 million (2016: RMB1,615 million, 2015: RMB147 million) of available-for-sale funds, an impairment charge of RMB2,024 million (2016: RMB898 million, 2015: RMB174 million) of available-for-sale common stocks, and an impairment charge of RMB114 million (2016: RMB143 million, 2015: Nil) of available-for-sale debt securities, for which the Group determined that objective evidence of impairment existed.